SIGNIFICANT CUSTOMER	12 Months Ended
Jul. 31, 2017
SIGNIFICANT CUSTOMER [Text Block]

NOTE 8 – SIGNIFICANT CUSTOMER, FORMER RELATED PARTY

Prior to April 10, 2014, Deng Rong Zhou, our former CEO, owned 70%, and Zhou Jian, our Chairman, owned the remaining 30% of an entity called Xianning Lucksky Aerodynamic Electricity (“Property Owner/Lessor”). Through April 10, 2014, Property Owner/Lessor’s primary asset was a land use right for approximately 70 acres of land located in Xianning, Hubei Province, PRC. On April 10, 2014, Deng Rong Zhou sold his 70% share interest in Property Owner/Lessor to an individual, and Zhou Jian sold his 30% share interest in Property Owner/Lessor to another individual. The two individuals are unrelated to Deng Rong Zhou or Zhou Jian, or any member of management of the Company, or any of its consolidated subsidiaries or VIE.

During the years ended July 31, 2017, and in the years prior to it, the Company entered into a series of contracts on two buildings owned by Xianning Lucksky Aerodynamic Electricity (Property Owner/Lessor). These contracts represented approximately $6,800,000, $8,700,000 and $0 of the Company’s revenue during the years ended July 31, 2017, 2016 and 2015 respectively.

On July 27, 2016, Xianning Xiangtian Air Energy Electric Co., Ltd. (“Xianning Xiangtian”), the wholly-owned subsidiary of Sanhe, entered into a rental agreement with Xianning Lucksky Aerodynamic Electricity to lease 4,628 square meters space in a factory in Xianning, Hubei Province, PRC. The space is leased for a rent of $83,132 (RMB555,360) per year. The lease expires on July 31, 2018 and is subject to renewal with a prior one-month written notice. During the year ended July 31, 2017 rent expense related to this lease was $81,480.